Derivative Financial Instruments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	R$ (570,020)	R$ (1,458,724)	R$ 515,734
Additions			(710,645)
Gains (losses) recognized in result	958,005	864,184	(2,207,470)
Gains (losses) on cash flow hedges, net of tax			159,261
Reclassification adjustments on derivative instruments			527,375
Payment	(477,581)	24,520	257,021
Rights (obligations) with derivatives, ending balance	(89,596)	(570,020)	(1,458,724)
Derivative financial instruments	36,054	83,177	79,216
Aircraft sublease	235,896	270,640	349,093
Derivative financial instruments	(69,365)	(77,509)	(173,769)
Non-current derivative financial liabilities	(175,210)	(209,542)	(247,265)
Long-term loans and financing	(116,971)		(1,465,999)
Derivatives designated as hedge | Derivatives not designated as hedge accounting | Options - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		0	338,592
Gains (losses) recognized in result			(94,928)
Gains (losses) on cash flow hedges, net of tax			152,132
Reclassification adjustments on derivative instruments			(218,979)
Payment			(176,817)
Rights (obligations) with derivatives, ending balance			0
Derivatives designated as hedge | Derivatives not designated as hedge accounting | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		0	(7,129)
Gains (losses) recognized in result			(4,799)
Gains (losses) on cash flow hedges, net of tax			7,129
Reclassification adjustments on derivative instruments			0
Payment			4,799
Rights (obligations) with derivatives, ending balance			0
Derivatives designated as hedge | Fair value hedges [member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance		0	24,057
Gains (losses) recognized in result			24,421
Reclassification adjustments on derivative instruments			(43,485)
Payment			(4,993)
Rights (obligations) with derivatives, ending balance			0
Not designated as hedging instrument1 [Member] | Options - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	0	8,947	(35,487)
Gains (losses) recognized in result		(10,222)	(143,156)
Reclassification adjustments on derivative instruments			127,889
Payment		1,275	59,701
Rights (obligations) with derivatives, ending balance	0	0	8,947
Derivative financial instruments			9,613
Derivative financial instruments			666
Not designated as hedging instrument1 [Member] | Interest rate swap
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(213,257)	(269,491)	(62,803)
Gains (losses) recognized in result	33,519	48,571	(22,846)
Reclassification adjustments on derivative instruments			(101,136)
Payment	568	7,663	(82,706)
Rights (obligations) with derivatives, ending balance	(179,170)	(213,257)	(269,491)
Derivative financial instruments	27,349		69,603
Derivative financial instruments	31,603		91,829
Non-current derivative financial liabilities	174,916		247,265
Not designated as hedging instrument1 [Member] | Forward - fuel
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	9,383	(81,274)	56,491
Gains (losses) recognized in result	440,065	75,075	(1,374,519)
Reclassification adjustments on derivative instruments			778,286
Payment	(478,149)	15,582	458,468
Rights (obligations) with derivatives, ending balance	(28,701)	9,383	(81,274)
Derivative financial instruments	8,705
Aircraft sublease	650
Derivative financial instruments	37,762		81,274
Non-current derivative financial liabilities	294
Not designated as hedging instrument1 [Member] | Forward - foreign currency
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	270,640	349,093	202,013
Gains (losses) recognized in result	(35,394)	(78,453)	163,711
Reclassification adjustments on derivative instruments			(15,200)
Payment		0	(1,431)
Rights (obligations) with derivatives, ending balance	235,246	270,640	349,093
Aircraft sublease	235,246		349,093
Not designated as hedging instrument1 [Member] | Conversion right debentures
Disclosure of changes in fair value [line items]
Rights (obligations) with derivatives, beginning balance	(636,786)	(1,465,999)	0
Additions			(710,645)
Gains (losses) recognized in result	519,815	829,213	(755,354)
Gains (losses) on cash flow hedges, net of tax			0
Reclassification adjustments on derivative instruments			0
Payment		0	0
Rights (obligations) with derivatives, ending balance	(116,971)	R$ (636,786)	(1,465,999)
Long-term loans and financing	R$ (116,971)		R$ (1,465,999)